Mining concessions, development costs, property, plant and equipment, net (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) MT	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	8.33%
Property, plant and equipment	$ 1,949,555,000	$ 1,960,025,000	$ 1,747,624,000
Capitalized finance costs	$ 6,300,000	$ 7,500,000
Average rate used to determine the financial cost to be capitalized	4.19%	3.52%
Reversal of impairment loss	$ (11,770,000)	$ 0	0
Other reserves	$ 269,000	269,000
Stripping activity asset of ore | MT	5.5
Stripping activity asset of waste | MT	9.2
El Brocal [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	5.89%
Buenaventura [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Pre-tax discount rate applied to the pre-tax cash flows	9.30%
Mining activities [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	$ 11,770,000
Mining activities [Member] | Breapampa [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	7,400,000
Mining activities [Member] | Recuperada [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	7,100,000
Mining activities [Member] | Shila Paula [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Reversal of impairment loss	2,700,000
La Zanja mining unit [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	21,620,000		3,803,000
Breapampa mining unit [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			$ 7,452,000
Shila-Paula mining unit [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment		2,043,000
Property, plant and equipment under operating leases [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Additions		$ 0
Capitalized finance costs	$ 0